Financial assets at fair value through other comprehensive income- Summary of equity securities designated as at fair value through other comprehensive income (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	€ 2,647	€ 2,607
Dividend income	41	116
Investment in Bank of Beijing
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	1,740	1,838
Dividend income	0	98
Investment in Van Lanschot Kempen
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	580	462
Dividend income	26	12
Other Investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying value	327	307
Dividend income	€ 14	€ 6